All Weather Transaction (Details) - Schedule of purchase price of acquisition - Assets Acquired and Liabilities [Member] $ in Thousands	Dec. 31, 2022 USD ($)
All Weather Transaction (Details) - Schedule of purchase price of acquisition [Line Items]
Total cash consideration		[1]
Total purchase consideration
Less:
Debt-free net working capital	(105)
Property and equipment	153
Right of use assets	208
Lease liabilities	(258)
Intangible assets - licenses	849	[1]
Intangible assets - customer relationship	54	[1]
Deferred Tax liability	(226)	[2]
Fair value of net assets acquired	675
Noncontrolling interest	(675)
Change in investment	(675)
Goodwill

[1]	The customer database value is based on the cost to recreate, as indicated by management.
[2]	Represents the income tax effect of the difference between the accounting and income tax bases of the identified intangible assets, using an assumed statutory income tax rate of 25%.